Other Income (Details) - Schedule of Other Income	6 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)
Schedule of Other Income [Abstract]
Interest income	RM 3,771	$ 799	RM 942	$ 202
Gain on disposal of financial asset, FVTOCI			780,319
Gain on forex	352,100	74,642	158,801
Reimbursement income for expenses incurred	44,377	9,408	104,839
Reversal of impairment allowance on trade receivables	64,384	13,649
Others	26,769	5,674	10,005
Total	RM 491,401	$ 104,172	RM 1,054,906	$ 225,992